Supplement to New York Spinnaker Prospectus
                       Supplement dated April 30, 2013
             to Prospectus dated June 16, 1997 as supplemented

Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares
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                  Supplement to New York Spinnaker Prospectus
                        Supplement dated April 30, 2013
             to Prospectus dated June 16, 1997 as supplemented

All references in the prospectus to home office and Annuity Service Office are replaced with the following:


Our home office is located at:

First Symetra National Life
Insurance Company of New York
260 Madison Avenue
8th Floor
New York, NY 10016

If you need more information and for general correspondence, please contact us at our "Annuity Service Office":

First Symetra National Life
Insurance Company of New York
PO Box  305160
Nashville, TN 37230-5160

We will not deem correspondence, including transactional inquiries and Purchase Payments sent to any other address as received by us until they are picked up at the address listed above and delivered to our processing office.

For Overnight Mail:

First Symetra National Life
Insurance Company of New York
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

By Phone:
1-800-796-3872

On the Internet:
http://www.symetra.com/ny
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                 Supplement to New York Spinnaker Prospectus
                      Supplement dated April 30, 2013
            to Prospectus dated June 16, 1997 as supplemented

The disclosure set forth below replaces and updates the information under the heading "EXPENSE TABLE" found in the prospectus and any prior supplements.

================================================================================
              FIRST SYMETRA SEPARATE ACCOUNT S EXPENSE TABLE
================================================================================
OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)

	No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:

	year 1	8%		year 4	5%		year 7	2%
	year 2	7%		year 5	4%		year 8	1%
	year 3	6%		year 6	3%		year 9+	0%

Withdrawal Charge

	No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge

	No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE

	$30 per contract per contract year

=====================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES		Mortality and Expense Risk Charge		1.25%
(as a percentage of average account value)
						Asset Related Administration Charge	 	0.15
												----
						Total Separate Account Annual Expenses		1.40%
=====================================================================================================
The portfolio operating expenses table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2012.  The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual  agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well.  Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties.  To the extent it performs services for the fund, First
Symetra may receive an asset based administrative fee from the fund's advisor or distributor.
These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.  In addition, the funds may make payments to First Symetra or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment
Company Act of 1940.  Such distribution or "12b-1" fees are disclosed in the table below.

------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  0.90%	-		0.01%	      0.91%	  -		0.91%
American Century VP International  1.41%	-		0.01%	      1.42%	  -	    	1.42%
Fund
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond 	   0.60%	-		0.42%	      1.02%	  0.20% (1)	0.82%
Fund II - Primary Shares
Federated Managed Volatility 	   0.75%	-		0.68%	      1.43%	  0.40% (2)	1.03%
Fund II
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-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market 	   0.17%	0.25%		0.09%	      0.51%	  -		0.51%
Portfolio - Service Class 2
-------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio -   0.64%	0.25%		0.01%	      0.90%	  -		0.90%
Class S
ING JPMorgan  Emerging Markets     1.25%	-		0.01%	      1.26%	  -		1.26%
Equity Portfolio - Class I
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio 	   0.50%	-		0.57%	      1.07%	  0.45%	(3)	0.62%
 - Class I Shares
Pioneer Fund VCT Portfolio  	   0.65%	-		0.09%	      0.74%	  -		0.74%
- Class I Shares
Pioneer Select Mid Cap Growth  	   0.74%	-		0.13%	      0.87%	  0.02% (5)	0.85%
VCT Portfolio - Class I Shares(4)
Pioneer Mid Cap Value  VCT  	   0.65%	-		0.07%	      0.72%	  -		0.72%
Portfolio - Class I Shares
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.

1	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses
	so that the total  annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed 0.82%
	(the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or
	(b) the date the Fund's next effective prospectus.  While the Adviser and its affiliates currently
	do not anticipate terminating or increasing these arrangements prior to the Termination Date, these
	arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the
	agreements of the Fund's Board of Trustees.

2  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses
	so that the total  annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the
	"Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or
	(b) the date the Fund's next effective prospectus.  While the Adviser and its affiliates currently
	do not anticipate terminating or increasing these arrangements prior to the Termination Date, these
	arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with
	the agreements of the Fund's Board of Trustees.

3  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class I
	shares. This expense limitation is in effect through May 1, 2014. There can be no assurance that the
	adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be
	terminated only by agreement of the adviser and the Board of Trustees.

4  	Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfiolio has been renamed the Pioneer
	Select Mid Cap Growth VCT Portfolio.

5  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to
	the extent required to reduce expenses to 0.85% of the average daily net assets attributable to
	Class I shares. This expense limitation is in effect through May 1, 2014. There can be no assurance
	that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement
	may be terminated only by agreement of the adviser and the Board of Trustees.



Explanation of Examples Table

1.	The information in the "Examples" section of your prospectus is estimated and provided to assist you
	in understanding the various costs and expenses charged to your Contract Value either directly or
	indirectly and  reflects expenses of the Separate Account as well as the portfolios.  Changes to the
	portfolio expenses affect the results of the expense examples in your prospectus and any previous supplements.
	Although we have chosen not to update the examples here, they still generally show how expenses and
	charges affect your Contract Value.

2.	There are situations where all or some of the owner transaction expenses do not apply. See "Charges and
	Deductions" for a complete discussion.

You may request free copies of the First Symetra National Life Insurance Company of New York financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com/NewYork.
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